Financial Instruments and Risk Management - Schedule Of Fair Value Of Derivative Hedge Instrument One (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Net liabilities exposed	R$ 210	R$ 2,097
Base scenario [member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	(210)
Probable Scenario [Member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	(194)
Net effect of exchange rate fluctuation	16
Adverse Scenario [Member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	(220)
Net effect of exchange rate fluctuation	(10)
Suppliers (itaipu binacional) [member] | Base scenario [member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	(210)
Suppliers (itaipu binacional) [member] | Probable Scenario [Member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	(194)
Suppliers (itaipu binacional) [member] | Adverse Scenario [Member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	R$ (220)